INVESTMENTS IN SUBSIDIARIES - Summarized statement of cash flows (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 01, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Investments in subsidiaries
Net foreign exchange difference		$ (23)	$ (51)	[1]	$ (8)	[1]
Maximum
Investments in subsidiaries
Proportion of ownership interest in subsidiary		50.00%
Kar-Tel
Investments in subsidiaries
Net operating cash flows		$ 231	184		199
Net investing cash flows		(106)	(88)		(84)
Net financing cash flows		(114)	(97)		(104)
Net foreign exchange difference		(1)	(2)		0
Net increase / (decrease) in cash equivalents		$ 10	$ (3)		11
Proportion of ownership interest in subsidiary		75.00%	75.00%
OTA
Investments in subsidiaries
Net operating cash flows		$ 263	$ 211		305
Net investing cash flows		(114)	(102)		(84)
Net financing cash flows		(99)	(103)		(205)
Net foreign exchange difference		(5)	(5)		(1)
Net increase / (decrease) in cash equivalents		$ 45	$ 1		$ 15
Proportion of ownership interest in subsidiary		45.60%	45.40%
Omnium Telecom Algerie SpA
Investments in subsidiaries
Put option, percentage ownership sold	45.57%
Global Telecom Holding S.A.E
Investments in subsidiaries
Proportion of ownership interest in subsidiary		99.60%	99.60%		99.54%
Global Telecom Holding S.A.E | Maximum
Investments in subsidiaries
Proportion of ownership interest in subsidiary		50.00%

[1]	* Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see note 10)